Operating Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2019
Operating Income Expense [Abstract]
Summary of Operating Expenses and Foreign Exchange Differences
Operating expenses and foreign exchange differences included in the consolidated statement of profit or loss and other comprehensive income are as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Operating expenses
Marketing and brand promotional expenses	26,207,524	11,864,097	12,903,989
Premises costs and office utilities
—Premises costs	18,361,737	9,465,094	11,965,344
—Office utilities	7,421,124	6,117,640	9,152,802

	25,782,861	15,582,734	21,118,146

Traveling and business development expenses	18,460,191	10,860,318	19,362,587
Commissions and bank charges	7,978,311	5,197,984	2,307,050
Office renovation and maintenance expenses	15,880,216	1,603,484	1,430,834
Administrative service fee (Note 26(a)(iii))	—	—	12,000,000
Legal and professional fees
—Auditor’s remuneration	503,240	789,000	11,402,267
—Other legal and professional fees	5,268,795	1,650,070	11,776,501

	5,772,035	2,439,070	23,178,768

Staff welfare and staff recruitment expenses	7,637,277	3,659,523	2,471,705
Others
—Depreciation	379,132	334,841	113,919
—Foreign exchange differences, net	(206,072)	382,757	12,596,647
—Other expenses	3,671,713	657,299	7,213,210

	3,844,773	1,374,897	19,923,776

	111,563,188	52,582,107	114,696,855